Operating Expenses - Summary of Operating Expenses by Function (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses 1 [abstract]
Cost of goods sold	£ 1,858	£ 1,943	£ 2,066
Distribution costs	73	88	84
Selling, marketing and product development costs	631	759	896
Administrative and other expenses	999	1,039	1,207
Restructuring costs	157	90	79
Other income	(54)	(69)	(64)
Total net operating expenses	1,806	1,907	2,202
Other net gains and losses	(16)	(230)	(128)
Total	£ 3,648	£ 3,620	£ 4,140